UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management, Inc.

Address:   520 Post Oak Boulevard, Suite 777
           Houston, Texas 77027-9479


Form 13F File Number: 28-____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, Texas                     2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             112

Form 13F Information Table Value Total:  $      104,491
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Abbott Labs                      Common         002824100    1,151   21,313 SH       SOLE       0           0  21,313    0
Alcoa Inc                        Common         013817101      660   40,945 SH       SOLE       0           0  40,945    0
Anadarko Pete Corp               Common         032511107    2,293   36,739 SH       SOLE       0           0  36,739    0
Apache Corp                      Common         037411105    1,311   12,707 SH       SOLE       0           0  12,707    0
Arena Resources Inc              Common         040049108    2,341   54,300 SH       SOLE       0           0  54,300    0
Atwood Oceanics Inc              Common         050095108      544   15,160 SH       SOLE       0           0  15,160    0
Barrick Gold Corp                Common         067901108    1,180   29,963 SH       SOLE       0           0  29,963    0
BB&T Corp                        Common         054937107    1,232   48,557 SH       SOLE       0           0  48,557    0
BHP Billiton Ltd                 SPONSORED ADR  088606108    1,247   16,285 SH       SOLE       0           0  16,285    0
BJ Svcs Co                       Common         055482103      446   24,000 SH       SOLE       0           0  24,000    0
BP Amoco plc                     SPONSORED ADR  055622104      209    3,600 SH       SOLE       0           0   3,600    0
Brigham Exploration Co           Common         109178103    3,295  243,200 SH       SOLE       0           0 243,200    0
Cabot Oil and Gas Corp           Common         127097103      650   14,900 SH       SOLE       0           0  14,900    0
Calpine Corp                     Common         131347304      661   60,067 SH       SOLE       0           0  60,067    0
Cameron International Corp       Common         13342B105    1,868   44,692 SH       SOLE       0           0  44,692    0
Canadian Nat Res Ltd             Common         136385101      432    6,000 SH       SOLE       0           0   6,000    0
Carrizo Oil & Co Inc             Common         144577103      318   12,000 SH       SOLE       0           0  12,000    0
Caterpillar Inc.                 Common         149123101      219    3,835 SH       SOLE       0           0   3,835    0
Centerpoint Energy Inc           Common         15189T107      151   10,394 SH       SOLE       0           0  10,394    0
Charles Schwab Corp New          Common         808513105      626   33,242 SH       SOLE       0           0  33,242    0
Chesapeake Energy Corp           Common         165167107      518   20,001 SH       SOLE       0           0  20,001    0
Chevron Corp New                 Common         166764100      476    6,186 SH       SOLE       0           0   6,186    0
Cimarex Energy Co                Common         171798101      430    8,125 SH       SOLE       0           0   8,125    0
Cisco Sys Inc                    Common         17275R102    1,475   61,601 SH       SOLE       0           0  61,601    0
Concho Resources Inc             Common         20605P101    1,194   26,600 SH       SOLE       0           0  26,600    0
Cooper Industries Ltd            CL A           G24182100    1,324   31,043 SH       SOLE       0           0  31,043    0
Crystallex Int'l Corp            Common         22942F101        5   12,840 SH       SOLE       0           0  12,840    0
Cyberonics Inc                   Common         23251P102      351   17,155 SH       SOLE       0           0  17,155    0
DCP Midstream Partners LP        Com UT Ltd Ptn 23311P100      232    7,850 SH       SOLE       0           0   7,850    0
Deere & Co                       Common         244199105    1,472   27,214 SH       SOLE       0           0  27,214    0
Devon Energy Corp New            Common         25179M103    1,755   23,871 SH       SOLE       0           0  23,871    0
Diamond Offshore Drilling Inc    Common         25271C102    2,534   25,750 SH       SOLE       0           0  25,750    0
Duncan Energy Partners LP        COM UNITS      265026104      731   30,775 SH       SOLE       0           0  30,775    0
El Paso Pipeline Partners LP     COM UNIT LP1   283702108      445   17,145 SH       SOLE       0           0  17,145    0
EMC Corp Mass                    Common         268648102    1,040   59,515 SH       SOLE       0           0  59,515    0
Endeavour Intl Corp              Common         29259G101      378  350,000 SH       SOLE       0           0 350,000    0
Ensco International Inc          Common         26874Q100    1,487   37,230 SH       SOLE       0           0  37,230    0
Enterprise Gp Hldgs LP           UNIT LP INT    293716106      260    6,659 SH       SOLE       0           0   6,659    0
Enterprise Prods Partners LP     Common         293792107    1,499   47,723 SH       SOLE       0           0  47,723    0
EOG Resources Inc                Common         26875P101    1,396   14,350 SH       SOLE       0           0  14,350    0
EQT Corporation                  Common         26884L109    2,131   48,530 SH       SOLE       0           0  48,530    0
Exxon Mobil Corp                 Common         30231G102    2,869   42,065 SH       SOLE       0           0  42,065    0
FLIR Systems Inc                 Common         302445101      390   11,915 SH       SOLE       0           0  11,915    0
Freeport-McMoRan Copper & Gold   Common         35671D857      302    3,763 SH       SOLE       0           0   3,763    0
General Amern Invs Inc           Common         368802104      243   10,356 SH       SOLE       0           0  10,356    0
General Electric Co              Common         369604103    1,246   82,352 SH       SOLE       0           0  82,352    0
Gilead Sciences Inc              Common         375558103      212    4,894 SH       SOLE       0           0   4,894    0
Halliburton Co                   Common         406216101      796   26,455 SH       SOLE       0           0  26,455    0
Helmerich & Payne Inc            Common         423452101      538   13,500 SH       SOLE       0           0  13,500    0
Honeywell Inc.                   Common         438516106      781   19,911 SH       SOLE       0           0  19,911    0
Human Genome Sciences Inc        Common         444903108      309   10,100 SH       SOLE       0           0  10,100    0
Int'l Business Machines          Common         459200101    1,077    8,228 SH       SOLE       0           0   8,228    0
iShares MSCI Emerging Mkt        MSCI EMERG MKT 464287234      741   17,862 SH       SOLE       0           0  17,862    0
iShares Trust Russell 1000 Index RUSSELL 1000   464287622      399    6,500 SH       SOLE       0           0   6,500    0
Johnson & Johnson                Common         478160104    1,018   15,811 SH       SOLE       0           0  15,811    0
JP Morgan & Chase & Co           Common         46625H100      465   11,166 SH       SOLE       0           0  11,166    0
Kansas City Southern             Common         485170302      412   12,380 SH       SOLE       0           0  12,380    0
Kinder Morgan Energy Partners    UT LTD PARTNER 494550106    1,414   23,181 SH       SOLE       0           0  23,181    0
L-3 Communications Hldgs Inc     Common         502424104      657    7,558 SH       SOLE       0           0   7,558    0
Lockheed Martin Corp             Common         539830109      948   12,582 SH       SOLE       0           0  12,582    0


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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Magellan Midstream Partners LP   COM UNIT RP LP 559080106      280    6,450 SH       SOLE       0           0   6,450    0
Main Street Capital Corp         Common         56035L104      823   51,070 SH       SOLE       0           0  51,070    0
Mariner Energy Inc.              Common         56845T305      139   12,000 SH       SOLE       0           0  12,000    0
Martin Midstream Partners LP     UNIT LP INT    573331105    1,641   52,117 SH       SOLE       0           0  52,117    0
Microsoft Corp                   Common         594918104    1,545   50,680 SH       SOLE       0           0  50,680    0
Murphy Oil Corp                  Common         626717102      732   13,500 SH       SOLE       0           0  13,500    0
National Feul Gas Co. N J        Common         636180101      365    7,290 SH       SOLE       0           0   7,290    0
National Oilwell Varco Inc       Common         637071101    2,537   57,532 SH       SOLE       0           0  57,532    0
Natural Resource Partners LP     COM UNIT L P   63900P103      240    9,900 SH       SOLE       0           0   9,900    0
Newfield Exploration Co          Common         651290108      791   16,400 SH       SOLE       0           0  16,400    0
Newmont Mining Corp              Common         651639106    1,095   23,147 SH       SOLE       0           0  23,147    0
Noble Corporation                Common         G65422100      944   23,196 SH       SOLE       0           0  23,196    0
Noble Energy Inc                 Common         655044105      292    4,100 SH       SOLE       0           0   4,100    0
Novartis AG                      SPONSORED ADR  66987V109      546   10,036 SH       SOLE       0           0  10,036    0
NRG Energy Inc                   Common         629377508      899   38,084 SH       SOLE       0           0  38,084    0
Nvidia Corp                      Common         67066G104      821   43,935 SH       SOLE       0           0  43,935    0
Oceaneering Int'l Inc            Common         675232102      816   13,935 SH       SOLE       0           0  13,935    0
Petrohawk Energy Corp            Common         716495106      934   38,950 SH       SOLE       0           0  38,950    0
Petroleo Brasileiro SA Petro     ADR            71654V408    2,289   48,015 SH       SOLE       0           0  48,015    0
Plains All Amern Pipeline        Unit Ltd Partn 726503105      252    4,760 SH       SOLE       0           0   4,760    0
Plains Expl & Prodtn Co          Common         726505100      296   10,700 SH       SOLE       0           0  10,700    0
Potash Corp Sask Inc             Common         73755L107    1,688   15,557 SH       SOLE       0           0  15,557    0
Praxair Inc                      Common         74005P104      406    5,055 SH       SOLE       0           0   5,055    0
Procter & Gamble Co              Common         742718109      697   11,502 SH       SOLE       0           0  11,502    0
QUALCOMM Inc                     Common         747525103      999   21,586 SH       SOLE       0           0  21,586    0
Range Resources Corp             Common         75281A109    2,682   53,805 SH       SOLE       0           0  53,805    0
Raytheon Co                      Com New        755111507      534   10,357 SH       SOLE       0           0  10,357    0
Research in Motion Ltd           Common         760975102      229    3,391 SH       SOLE       0           0   3,391    0
Rowan Cos Inc                    Common         779382100      672   29,685 SH       SOLE       0           0  29,685    0
Royal Dutch Shell PLC            Spons ADR A    780259206      655   10,888 SH       SOLE       0           0  10,888    0
Rydex 2x S&P 500 ETF             S&P 500 2X ETF 78355W783      398   12,200 SH       SOLE       0           0  12,200    0
S&P 500 SPDR ETF                 UNIT SER 1     78462F103      533    4,785 SH       SOLE       0           0   4,785    0
Schlumberger Ltd                 Common         806857108    1,486   22,824 SH       SOLE       0           0  22,824    0
Smith International Inc          Common         832110100      201    7,400 SH       SOLE       0           0   7,400    0
Southern Co                      Common         842587107      474   14,234 SH       SOLE       0           0  14,234    0
Southwestern Energy Co           Common         845467109    3,596   74,600 SH       SOLE       0           0  74,600    0
St Mary Ld & Expl Co             Common         792228108      777   22,700 SH       SOLE       0           0  22,700    0
State Street Corp                Common         857477103      279    6,400 SH       SOLE       0           0   6,400    0
Stryker Corp                     Common         863667101      344    6,833 SH       SOLE       0           0   6,833    0
Superior Energy Services         Common         868157108      222    9,130 SH       SOLE       0           0   9,130    0
Tidewater Inc                    Common         886423102      336    7,000 SH       SOLE       0           0   7,000    0
Transocean Ltd                   Common         G90073100    3,252   39,280 SH       SOLE       0           0  39,280    0
Ultra Petroleum Corp             Common         903914109      499   10,000 SH       SOLE       0           0  10,000    0
United Technologies Corp         Common         913017109      607    8,742 SH       SOLE       0           0   8,742    0
Vaalco Energy Inc                Common         91851C201    1,147  252,000 SH       SOLE       0           0 252,000    0
Veolia Environnement SA          Spons ADR      92334N103      589   17,914 SH       SOLE       0           0  17,914    0
Vertex Pharmaceuticals Inc       Common         92532F100    1,009   23,545 SH       SOLE       0           0  23,545    0
Wal-Mart Stores Inc              Common         931142103      327    6,123 SH       SOLE       0           0   6,123    0
Weatherford International Ltd    Common         G95089101      666   37,200 SH       SOLE       0           0  37,200    0
Wells Fargo & Co New             Common         949746101      311   11,539 SH       SOLE       0           0  11,539    0
Weyerhaeuser Co                  Common         962166104      811   18,797 SH       SOLE       0           0  18,797    0
XTO Energy Inc                   Common         98385X106    3,004   64,554 SH       SOLE       0           0  64,554    0


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